Schedule of Investments (unaudited)
November 30, 2024
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.6%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$6,788	$6,502,853
Aerospace & Defense — 0.9%
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	2,143	2,304,702
9.75%, 11/15/30(a)(b)	7,209	8,008,492
		10,313,194
Airlines — 2.0%
Air Canada, 3.88%, 08/15/26(a)(b)	7,436	7,254,496
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	8,364	8,799,166
United Airlines Inc., 4.63%, 04/15/29(a)	6,681	6,420,871
		22,474,533
Auto Manufacturers — 1.8%
Allison Transmission Inc., 5.88%, 06/01/29(a)(b)	1,904	1,915,844
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	9,314	9,150,703
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	3,898	3,768,553
5.50%, 07/15/29(a)(b)	3,566	3,497,381
5.88%, 01/15/28(a)	1,678	1,667,444
		19,999,925
Auto Parts & Equipment — 0.9%
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	6,263	6,313,953
IHO Verwaltungs GmbH
7.75%, 11/15/30, (7.75% cash and 8.50% PIK)(a)	4,158	4,162,160
8.00%, 11/15/32, (8.00% cash and 8.75% PIK)(a)	242	245,025
		10,721,138
Banks — 0.9%
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(c)	369	326,844
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(c)	7,918	6,330,396
5.71%, 01/15/26(a)	4,002	4,014,717
		10,671,957
Biotechnology — 0.6%
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	6,980	6,728,677
Building Materials — 1.3%
Builders FirstSource Inc., 6.38%, 06/15/32(a)(b)	4,948	5,057,910
Sisecam U.K. PLC
8.25%, 05/02/29(a)	2,739	2,788,357
8.63%, 05/02/32(a)(b)	6,845	6,913,080
		14,759,347
Chemicals — 1.2%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	4,620	4,497,581
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	3,526	3,783,883
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	5,165	4,883,373
		13,164,837
Coal — 1.2%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,084	3,254,306
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)	4,705	4,844,816
Security	Par (000)	Value
Coal (continued)
SunCoke Energy Inc., 4.88%, 06/30/29(a)	$4,627	$4,275,285
Warrior Met Coal Inc., 7.88%, 12/01/28(a)(b)	793	817,985
		13,192,392
Commercial Services — 4.5%
ADT Security Corp. (The)
4.13%, 08/01/29(a)	3,781	3,542,347
4.88%, 07/15/32(a)(b)	5,717	5,321,146
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	2,090	2,054,106
Deluxe Corp., 8.00%, 06/01/29(a)	4,366	4,222,649
GEO Group Inc. (The)
8.63%, 04/15/29(b)	5,495	5,812,163
10.25%, 04/15/31(a)	100	109,470
10.25%, 04/15/31	4,310	4,718,148
Korn Ferry, 4.63%, 12/15/27(a)	1,715	1,669,674
Prime Security Services Borrower LLC/Prime Finance Inc.
5.75%, 04/15/26(a)(b)	4,099	4,101,529
6.25%, 01/15/28(a)(b)	3,381	3,377,816
PROG Holdings Inc., 6.00%, 11/15/29(a)	5,032	4,916,032
United Rentals North America Inc., 4.88%, 01/15/28	3,010	2,963,925
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	3,572	3,502,154
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	5,204	4,787,925
		51,099,084
Computers — 1.1%
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	4,552	4,419,427
Western Digital Corp., 4.75%, 02/15/26	7,690	7,630,883
		12,050,310
Diversified Financial Services — 10.3%
Ally Financial Inc., 6.70%, 02/14/33(b)	3,872	3,992,941
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)	2,839	3,048,512
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	1,791	1,785,949
6.88%, 04/15/30(a)	2,545	2,550,042
9.25%, 07/01/31(a)	4,839	5,174,738
Coinbase Global Inc.
3.38%, 10/01/28(a)	8,681	7,879,415
3.63%, 10/01/31(a)(b)	263	228,305
Credit Acceptance Corp., 9.25%, 12/15/28(a)(b)	4,579	4,877,765
Enova International Inc.
9.13%, 08/01/29(a)(b)	4,314	4,528,216
11.25%, 12/15/28(a)	3,277	3,560,065
goeasy Ltd.
7.63%, 07/01/29(a)	4,759	4,938,041
9.25%, 12/01/28(a)	3,916	4,191,298
LD Holdings Group LLC, 6.13%, 04/01/28(a)	5,351	4,641,197
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)(b)	4,574	4,349,194
5.50%, 08/15/28(a)	1,091	1,071,893
5.75%, 11/15/31(a)	4,786	4,650,915
OneMain Finance Corp.
3.88%, 09/15/28	812	757,486
5.38%, 11/15/29(b)	219	213,166
6.63%, 01/15/28	518	528,431
7.13%, 03/15/26(b)	4,935	5,041,581
7.13%, 11/15/31	6,005	6,185,646
7.88%, 03/15/30(b)	829	875,583

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)(b)	$2,066	$1,939,454
5.75%, 09/15/31(a)(b)	4,308	4,172,538
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)(b)	796	734,560
3.88%, 03/01/31(a)	8,710	7,795,263
4.00%, 10/15/33(a)(b)	2,335	2,030,701
SLM Corp., 3.13%, 11/02/26(b)	3,545	3,374,001
StoneX Group Inc., 7.88%, 03/01/31(a)(b)	4,535	4,795,985
Synchrony Financial, 7.25%, 02/02/33(b)	6,310	6,653,192
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	5,905	5,713,226
5.75%, 06/15/27(a)(b)	3,870	3,842,167
		116,121,466
Electric — 1.8%
NRG Energy Inc.
3.88%, 02/15/32(a)	4,271	3,805,511
5.75%, 01/15/28(b)	3,100	3,103,366
5.75%, 07/15/29(a)	2,860	2,831,289
PG&E Corp.
5.00%, 07/01/28	6,474	6,356,037
5.25%, 07/01/30(b)	1,879	1,846,160
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)	2,599	2,593,957
		20,536,320
Electrical Components & Equipment — 0.8%
Energizer Holdings Inc.
4.38%, 03/31/29(a)(b)	4,490	4,218,722
4.75%, 06/15/28(a)(b)	4,851	4,696,135
		8,914,857
Engineering & Construction — 0.8%
AECOM, 5.13%, 03/15/27(b)	5,273	5,234,906
Tutor Perini Corp., 11.88%, 04/30/29(a)	3,111	3,463,960
		8,698,866
Entertainment — 2.4%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	10,926	9,746,353
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	1,622	1,538,599
6.50%, 05/15/27(a)	5,769	5,854,067
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	9,638	8,638,097
8.45%, 07/27/30(a)(b)	858	896,737
		26,673,853
Environmental Control — 0.3%
GFL Environmental Inc., 3.50%, 09/01/28(a)	4,082	3,854,874
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)(b)	1,953	1,914,000
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	4,381	4,311,865
		6,225,865
Forest Products & Paper — 0.0%
Magnera Corp., 7.25%, 11/15/31(a)	579	570,772
Gas — 1.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	5,271	5,060,554
5.88%, 08/20/26	1,873	1,840,831
Security	Par (000)	Value
Gas (continued)
9.38%, 06/01/28(a)(b)	$5,159	$5,302,543
		12,203,928
Health Care - Products — 1.2%
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	7,023	7,340,546
Embecta Corp., 5.00%, 02/15/30(a)(b)	4,810	4,474,163
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	2,202	2,372,001
		14,186,710
Health Care - Services — 1.0%
DaVita Inc.
3.75%, 02/15/31(a)	4,374	3,868,601
4.63%, 06/01/30(a)	8,294	7,768,834
		11,637,435
Holding Companies - Diversified — 0.7%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	8,297	8,016,631
Home Builders — 1.1%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	4,474	4,199,516
6.25%, 09/15/27(a)	4,680	4,672,464
LGI Homes Inc., 8.75%, 12/15/28(a)	2,889	3,064,955
		11,936,935
Home Furnishings — 0.3%
Tempur Sealy International Inc., 3.88%, 10/15/31(a)(b)	4,418	3,915,256
Internet — 1.3%
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	3,253	3,301,287
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	4,816	4,422,041
Wayfair LLC, 7.25%, 10/31/29(a)(b)	6,573	6,661,032
		14,384,360
Iron & Steel — 1.6%
Algoma Steel Inc., 9.13%, 04/15/29(a)	4,082	4,218,492
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	2,057	2,060,894
7.00%, 03/15/32(a)(b)	4,849	4,873,642
7.38%, 05/01/33(a)	5,103	5,198,198
U.S. Steel Corp., 6.88%, 03/01/29	1,866	1,886,849
		18,238,075
Leisure Time — 3.1%
Carnival Corp.
6.00%, 05/01/29(a)(b)	6,602	6,625,091
10.50%, 06/01/30(a)	954	1,023,259
NCL Corp. Ltd., 5.88%, 02/15/27(a)	6,669	6,675,949
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)	3,003	2,965,429
5.50%, 08/31/26(a)	6,197	6,213,762
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	7,256	7,171,594
10.75%, 11/15/29(a)(b)	2,655	2,677,809
11.25%, 12/15/27(a)(b)	1,214	1,308,095
		34,660,988
Lodging — 2.4%
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)	5,162	5,301,649

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	$4,372	$3,944,727
5.00%, 06/01/29(a)(b)	3,166	3,008,400
Station Casinos LLC, 4.63%, 12/01/31(a)(b)	4,498	4,064,773
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	5,568	5,259,472
6.63%, 07/31/26(a)(b)	4,288	4,338,685
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	769	764,457
		26,682,163
Machinery — 0.4%
Vertiv Group Corp., 4.13%, 11/15/28(a)	4,839	4,608,390
Manufacturing — 0.4%
LSB Industries Inc., 6.25%, 10/15/28(a)	4,153	4,036,037
Media — 7.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	2,598	2,326,434
4.25%, 01/15/34(a)(b)	9,230	7,695,911
4.50%, 05/01/32	9,412	8,315,917
4.50%, 06/01/33(a)(b)	7,104	6,161,673
4.75%, 02/01/32(a)(b)	7,459	6,712,070
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	7,455	7,500,971
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)(b)	6,005	5,900,948
GCI LLC, 4.75%, 10/15/28(a)	5,269	4,984,778
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	8,796	8,305,610
5.63%, 07/15/27(a)	2,373	2,338,565
Sinclair Television Group Inc., 4.13%, 12/01/30(a)(b)	3,342	2,598,706
Sirius XM Radio Inc.
3.88%, 09/01/31(a)(b)	3,720	3,220,259
4.13%, 07/01/30(a)(b)	5,251	4,737,660
5.50%, 07/01/29(a)(b)	7,491	7,321,033
TEGNA Inc.
4.63%, 03/15/28(b)	6,481	6,160,882
5.00%, 09/15/29	3,324	3,141,561
		87,422,978
Mining — 3.7%
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	4,336	4,293,535
Endeavour Mining PLC, 5.00%, 10/14/26(a)(b)	4,365	4,239,943
First Quantum Minerals Ltd.
8.63%, 06/01/31(a)	4,196	4,316,494
9.38%, 03/01/29(a)	7,477	8,007,587
Hecla Mining Co., 7.25%, 02/15/28(b)	3,122	3,167,931
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	4,157	4,056,454
Stillwater Mining Co.
4.00%, 11/16/26(a)(b)	5,348	5,080,632
4.50%, 11/16/29(a)(b)	5,572	4,674,886
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	3,832	3,962,197
		41,799,659
Office Furnishings — 0.3%
Steelcase Inc., 5.13%, 01/18/29(b)	3,596	3,496,292
Oil & Gas — 11.1%
Baytex Energy Corp., 8.50%, 04/30/30(a)	2,408	2,496,506
California Resources Corp., 8.25%, 06/15/29(a)(b)	7,252	7,442,355
Security	Par (000)	Value
Oil & Gas (continued)
Chord Energy Corp., 6.38%, 06/01/26(a)	$1,804	$1,809,944
Civitas Resources Inc.
5.00%, 10/15/26(a)	1,895	1,867,015
8.38%, 07/01/28(a)(b)	1,694	1,768,147
8.63%, 11/01/30(a)	622	659,120
8.75%, 07/01/31(a)	7,261	7,697,423
CNX Resources Corp.
6.00%, 01/15/29(a)	3,126	3,127,288
7.38%, 01/15/31(a)(b)	3,477	3,607,379
Comstock Resources Inc.
6.75%, 03/01/29(a)(b)	7,369	7,265,599
6.75%, 03/01/29(a)	3,314	3,250,015
CVR Energy Inc., 8.50%, 01/15/29(a)	6,714	6,598,343
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)(b)	4,424	4,619,338
Energean PLC, 6.50%, 04/30/27(a)(b)	3,938	3,929,392
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	5,349	5,464,225
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	6,525	6,559,016
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	2,213	2,220,552
Noble Finance II LLC, 8.00%, 04/15/30(a)(b)	8,250	8,448,601
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	5,265	5,382,262
8.75%, 06/15/31(a)	3,749	3,943,671
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	5,361	5,304,382
7.88%, 09/15/30(a)(b)	4,048	4,154,914
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	3,951	4,069,045
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	4,377	4,569,829
SM Energy Co., 6.75%, 08/01/29(a)	6,211	6,255,789
Strathcona Resources Ltd., 6.88%, 08/01/26(a)	3,883	3,884,534
Talos Production Inc.
9.00%, 02/01/29(a)	4,708	4,925,695
9.38%, 02/01/31(a)	4,398	4,619,581
		125,939,960
Oil & Gas Services — 1.4%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	1,458	1,463,409
6.88%, 04/01/27(a)	2,391	2,401,711
Bristow Group Inc., 6.88%, 03/01/28(a)	1,835	1,833,783
Enerflex Ltd., 9.00%, 10/15/27(a)	407	424,827
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	2,969	2,987,813
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	6,942	7,230,294
		16,341,837
Packaging & Containers — 1.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)(b)	3,238	2,812,712
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	5,668	4,830,300
5.25%, 08/15/27(a)	4,511	2,672,768

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Klabin Austria GmbH, 7.00%, 04/03/49(a)(b)	$4,851	$5,087,941
		15,403,721
Pharmaceuticals — 1.5%
Elanco Animal Health Inc., 6.65%, 08/28/28	4,330	4,469,300
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(a)(b)	8,895	8,142,472
7.88%, 05/15/34(a)(b)	3,862	3,987,604
		16,599,376
Pipelines — 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	2,371	2,366,121
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)	7,934	8,272,309
Genesis Energy LP/Genesis Energy Finance Corp., 7.88%, 05/15/32	6,033	6,080,550
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)(b)	3,532	3,707,088
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)(b)	4,536	4,746,396
		25,172,464
Real Estate — 1.3%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	5,013	5,067,686
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	5,566	5,205,646
4.38%, 02/01/31(a)	4,961	4,496,659
		14,769,991
Real Estate Investment Trusts — 4.9%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	4,710	4,195,232
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	6,219	5,985,829
5.75%, 05/15/26(a)	3,542	3,516,957
Diversified Healthcare Trust, 4.75%, 02/15/28	1,557	1,332,353
Hudson Pacific Properties LP, 4.65%, 04/01/29(b)	4,226	3,440,225
Iron Mountain Inc.
4.50%, 02/15/31(a)	1,246	1,160,569
5.25%, 03/15/28(a)	537	528,552
5.63%, 07/15/32(a)(b)	1,470	1,436,431
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(b)	488	356,861
5.25%, 08/01/26	1,240	1,124,080
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	543	521,322
5.88%, 10/01/28(a)	3,169	3,145,233
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	3,688	3,589,083
4.00%, 09/15/29(a)(b)	4,295	3,921,010
Starwood Property Trust Inc., 4.38%, 01/15/27(a)(b)	2,570	2,503,667
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	5,292	4,947,564
6.50%, 02/15/29(a)	1,226	1,075,205
10.50%, 02/15/28(a)	8,539	9,071,782
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
XHR LP
4.88%, 06/01/29(a)	$4,179	$3,975,370
6.63%, 05/15/30(a)	11	11,165
		55,838,490
Retail — 5.4%
Bath & Body Works Inc.
6.75%, 07/01/36(b)	4,221	4,378,112
6.88%, 11/01/35	7,020	7,339,554
Brinker International Inc., 8.25%, 07/15/30(a)(b)	2,520	2,679,466
FirstCash Inc.
4.63%, 09/01/28(a)	3,743	3,591,974
5.63%, 01/01/30(a)(b)	4,061	3,957,882
Gap Inc. (The)
3.63%, 10/01/29(a)	6,518	5,922,678
3.88%, 10/01/31(a)(b)	4,098	3,603,638
Kohl's Corp., 4.63%, 05/01/31(b)	5,210	4,211,974
Macy's Retail Holdings LLC
5.88%, 04/01/29(a)(b)	2,774	2,713,358
6.13%, 03/15/32(a)(b)	2,009	1,919,601
Nordstrom Inc.
4.38%, 04/01/30(b)	3,481	3,180,575
5.00%, 01/15/44	409	313,904
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	399	363,048
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)	5,317	4,898,359
Walgreens Boots Alliance Inc.
4.10%, 04/15/50(b)	9,929	6,472,388
4.80%, 11/18/44(b)	6,251	4,540,774
8.13%, 08/15/29(b)	1,149	1,156,959
		61,244,244
Software — 0.6%
Dye & Durham Ltd., 8.63%, 04/15/29(a)	4,266	4,497,886
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	3,182	2,892,109
		7,389,995
Telecommunications — 6.9%
CommScope LLC, 8.25%, 03/01/27(a)	7,215	6,693,273
CommScope Technologies LLC, 5.00%, 03/15/27(a)	7,238	6,211,704
Consolidated Communications Inc., 6.50%, 10/01/28(a)	6,879	6,694,857
EchoStar Corp., 6.75%, 11/30/30, (6.75% in cash)	2,412	2,178,014
Frontier Communications Holdings LLC, 6.75%, 05/01/29(a)	2,519	2,550,917
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	4,898	4,459,061
6.63%, 08/01/26(b)	7,601	6,221,517
Level 3 Financing Inc.
4.25%, 07/01/28(a)(b)	1,992	1,762,920
10.50%, 04/15/29(a)(b)	6,151	6,881,479
10.50%, 05/15/30(a)(b)	2,697	2,959,953
10.75%, 12/15/30(a)(b)	5,556	6,250,500
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	3,355	2,960,533
10.00%, 10/15/32(a)(b)	3,660	3,650,850
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	7,368	6,560,296
7.38%, 04/02/32(a)(b)	3,893	3,966,734
Zegona Finance PLC, 8.63%, 07/15/29(a)	7,248	7,701,000
		77,703,608

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® High Yield Systematic Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing — 0.6%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28(a)	$6,931	$6,846,732
Total Long-Term Investments — 97.5% (Cost: $1,086,310,354)		1,103,751,375
	Shares
Short-Term Securities
Money Market Funds — 17.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	185,931,319	186,024,285
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(d)(e)	5,890,000	5,890,000
Total Short-Term Securities — 17.0% (Cost: $191,889,458)		191,914,285
Total Investments — 114.5% (Cost: $1,278,199,812)		1,295,665,660
Liabilities in Excess of Other Assets — (14.5)%		(163,794,885)
Net Assets — 100.0%		$1,131,870,775

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$105,051,842	$80,973,095 (a)	$—	$(12,615)	$11,963	$186,024,285	185,931,319	$422,842 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,110,000	4,780,000 (a)	—	—	—	5,890,000	5,890,000	158,787	—
				$(12,615)	$11,963	$191,914,285		$581,629	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® High Yield Systematic Bond ETF

Fair Value Hierarchy as of Period End (continued)
or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,103,751,375	$—	$1,103,751,375
Short-Term Securities
Money Market Funds	191,914,285	—	—	191,914,285
	$191,914,285	$1,103,751,375	$—	$1,295,665,660

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
REIT	Real Estate Investment Trust